Segment Information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Segment Reporting [Abstract]
Schedule of geographic region

	Three Months Ended
	March 31, 2019	March 31, 2018
Net Revenues:
North America	$227,041	$117,308
South America	125,328	79,088
Africa	388,009	329,393
	740,378	525,789

Identity Management	615,050	446,701
Payment Processing	125,328	79,088
	740,378	525,789

Loss From Operations
North America	(737,962)	(1,047,886)
South America	(1,256,952)	(1,329,590)
Africa	(173,460)	(131,719)
	(2,168,374)	(2,509,195)

Identity Management	(911,422)	(1,179,605)
Payment Processing	(1,256,952)	(1,329,590)
	(2,168,374)	(2,509,195)

Interest Expense	(86,890)	(239,169)
Other income/(expense)	6,226	—

Loss before income taxes	(2,249,038)	(2,748,364)

Income tax expense	(13,701)	(4,561)

Net loss	$(2,262,739)	$(2,752,925)

	Year Ended December 31,
	2018	2017
Net Revenues:
North America	$1,941,866	$518,023
South America	476,234	394,320
Africa	1,410,893	1,391,263
	3,828,993	2,303,606

Identity Management	3,352,759	1,909,286
Payment Processing	476,234	394,320
	3,828,993	2,303,606

Loss From Operations
North America	(1,959,125)	(2,672,161)
South America	(6,540,029)	(8,300,967)
Africa	(824,065)	(1,035,987)
	(9,323,219)	(12,009,115)

Identity Management	(2,783,190)	(3,708,148)
Payment Processing	(6,540,029)	(8,300,967)
	(9,323,219)	(12,009,115)

Gain (loss) on derivative liability	—	(4,106,652)
Interest Expense	(757,801)	(1,337,081)
Other income/(expense)	83,649	0

Loss before income taxes	(9,997,371)	(17,452,848)

Income tax expense	(30,242)	(28,781)

Net loss	$(10,027,613)	$(17,481,629)